Investment in Unconsolidated Entities (Balance Sheets) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Nov. 05, 2019	Oct. 02, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Total assets	$ 4,566,122	$ 4,691,348				$ 4,685,954
Total liabilities	4,333,223	4,352,212				4,152,106
Redeemable noncontrolling interests (in thousands)	35,229	69,870				80,743
Total stockholders' equity of Ashford Inc.	197,214	268,762				452,489
Noncontrolling interests in consolidated entities	456	504				616
Total equity	197,670	269,266			$ 372,648	453,105	$ 633,146	$ 792,377
Total liabilities and equity	4,566,122	4,691,348				4,685,954
Investment in unconsolidated entities	$ 2,801	$ 2,829				4,489
Ashford Inc.
Real Estate Properties [Line Items]
Total assets						379,005
Total liabilities						108,726
Series B Convertible Preferred Stock						200,847
Redeemable noncontrolling interests (in thousands)						3,531
Total stockholders' equity of Ashford Inc.						65,443
Noncontrolling interests in consolidated entities						458
Total equity						65,901
Total liabilities and equity						379,005
Investment in unconsolidated entities			$ 0	$ 0		$ 1,896